Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Summary of Analysis of Finance Income	Finance income is analysed as follows:

	2022	2021	2020
Interest income from financial institutions	29	39	171
Other interest income	839	186	146
Total	868	225	317

Summary of Analysis of Finance Costs

Finance costs are analysed as follows:

	2022	2021	2020
Interest expenses due to financial institutions	2,564	1,857	1,803
Interests expenses related to lease liabilities	2,877	2,584	2,613
Other interest expenses	1,033	276	1,546
Financial institution commissions	2,067	2,069	1,869
Total	8,541	6,786	7,831